Note 23 - Digital Assets Loan Payable - Details of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Loan payable to related parties (iii)	$ 49,982	$ 25,000
Digital assets loan payable (current)	49,982	25,000
Unsecured digital assets loan payables [member]
Statement Line Items [Line Items]
Beginning of period	20,613	6,164
Loan repayment	(15,135)	0
Revaluations (gain)/loss	(211)	14,449
As of end of December 31,	5,267	20,613
Secured digital assets loan payables [member]
Statement Line Items [Line Items]
Beginning of period	0	0
Loan repayment	(654,726)	(761)
Revaluations (gain)/loss	197	16
As of end of December 31,	334	0
Loan drawdown	654,863	745
Digital assets loan payable [member]
Statement Line Items [Line Items]
Loan payable to related parties (iii)	5,267	20,613
Digital assets loan payable (current)	$ 334	$ 0